Cover	Feb. 12, 2026
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Information [Line Items]
Entity Registrant Name	Armada Acquisition Corp. III
Entity Central Index Key	0002092897
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1815892
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1760 Market Street
Entity Address, Address Line Two	Suite 602
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
Entity Phone Fax Numbers [Line Items]
City Area Code	215
Local Phone Number	543-6886
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Stephen P. Herbert
Entity Address, Address Line One	1760 Market Street
Entity Address, Address Line Two	Suite 602
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
Entity Phone Fax Numbers [Line Items]
City Area Code	215
Local Phone Number	543-6886